Commitments and Contingencies (Details)						1 Months Ended								3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 13, 2021 USD ($)	Sep. 01, 2021 USD ($)	Apr. 12, 2021 USD ($) shares	Feb. 12, 2021 USD ($)	Jan. 05, 2021 USD ($)	Dec. 31, 2021 shares	Apr. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020	Nov. 01, 2020 USD ($)	Nov. 01, 2020 EUR (€)	Jul. 31, 2020 USD ($)	Apr. 17, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Sep. 30, 2021 EUR (€)	Jan. 18, 2021 USD ($)	Apr. 30, 2020 shares
Commitments and Contingencies (Details) [Line Items]
Salary was increased													$ 120,000
Common stock shares (in Shares) | shares																			7,630,949
License fee				$ 25,000				$ 10,000				$ 10,000
Total fees payable										$ 507,602	€ 433,885
Amortization expense																$ 26,250
Employment agreement, description													the CEO was granted 7,630,949 vested shares of the Company’s common stock in April 2020, and the CEO’s base salary was increased to $120,000. In addition, the CEO shall be eligible to earn a bonus, subject to the sole discretion of the Company’s Board. On January 18, 2021, the Company entered into an amendment (the “Amendment”) to the Employment Agreement, effective as of January 1, 2021, pursuant to which the CEO’s base salary was increased from $120,000 per year to $180,000 per year.
License agreement, description															the Company shall pay UMB (i) a license fee (ii) certain event-based milestone payments, (iii) royalty payments depending on net revenues, and (iv) a tiered percentage of sublicense income. The Company shall pay to UMB a license fee of $75,000, payable as follows: (a) $25,000 shall be due within 30 days following the Master License Agreement Effective Date; and (b) $50,000 on or before the first anniversary of the Master License Agreement Effective Date. The license fee is non-refundable, and is not creditable against any other fee, royalty, or payment. The Company shall be responsible for payment of all patent expenses in connection with preparing, filing, prosecution and maintenance of patents or patent applications relating to the patent rights. The Company paid the $25,000 license fee on February 17, 2021 which was recorded in prepaid expenses to be amortized over the 15-year term. The Company recognized amortization expense of $3,125 during the nine months ended September 30, 2021. At September 30, 2021, prepaid expense and other current assets – current amounted $5,000 and prepaid expenses – non-current amounts $16,875 as reflected in the accompanying condensed consolidated balance sheets.
Royalty payments, description															the Company agreed to pay certain royalty payments as follows: (i)3% on sales of Licensed Products (as defined in the Master License Agreement) during the applicable calendar year for sales less than $50,000,000; and (ii)5% on sales of Licensed Products during the applicable calendar year for sales greater than $50,000,000;
Sublicense income, description															The Company shall pay to UMB a percentage of all sublicense income which is receivable by Company or Company affiliates as follows: (a) 25% of sublicense income which is receivable with respect to any sublicense that is executed before the filing of an NDA (or foreign equivalent) for the first licensed product; and (b) 15% of sublicense income which is receivable with respect to any sublicense that is executed after the filing of an NDA (or foreign equivalent) for the first licensed product.
Commercial sale term															10 years
License agreement expire															15 years
Recognized amortization expenses														$ 23,024	$ 23,024
Payment of sponsored research amount															838
Prepaid expenses														11,243	11,243
Non-refundable cash payment					$ 500,000										$ 500,000
Net sale percentage															2.00%
Licensor share (in Shares) | shares			500												500
Aggregate of converted shares (in Shares) | shares			625,000												625,000
Reverse stock split vote, description															(“Reverse Stock Split Vote”), each share of the Series M Convertible Preferred Stock shall be entitled to such number of votes equal to 20,000 shares of AIkido’s common stock. In addition, each share of the Series M Convertible Preferred Stock shall be convertible, at any time after the earlier of (i) the date that the Reverse Stock Split Vote is approved by AIkido’s stockholders and (ii) December 31, 2021, at the option of the holder, into such number of shares of AIkido’s common stock determined by dividing the Stated Value by the Conversion Price. “Stated Value” means $1,000. “Conversion Price” means $0.80, subject to adjustment.The Company valued the 500 Series M Convertible Preferred stock which was equivalent into AIkido’s 625,000 shares of common stock at a fair value of $0.85 per common share or $531,250 based quoted trading price of AIkido’s common stock on the date of grant. The Company recorded an equity investment of $531,250 (see Note 3) and deferred revenue of $531,250 to be recognized as revenues over the term of the license.
Deferred revenue														1,031,250	$ 1,031,250
Cash received														500,000	500,000
Securities received														531,250	$ 531,250
Revenue term															15 years
Recognized revenues														17,188	$ 51,562
Deferred revenue – current portion														68,750	68,750
Revenue long term portion amounts														910,937	$ 910,937
Consideration fee payable percentage															110.00%
Upfront license fees							$ 50,000								$ 50,000
First commercial sale															10 years
Agreement shall expire															15 years
Recognized revenues														838	$ 1,675
Total fee														507,602	$ 507,602		€ 433,885
Payment, description									the Company paid the first payment of $101,520 which was recorded to prepaid expense and other current assets – current of which approximately $22,318 was amortized in fiscal 2020. In September 2021, the Company notified Maastricht University of Netherlands for an early termination of this agreement. Maastricht University of Netherlands has not reached the second phase which is to obtain approval from ethical committee. The Company has no further obligation after the termination. The Company recognized remaining amortization expense of $107 and $79,202 during the three and nine months ended September 30, 2021, respectively.
Sponsored study agreement, description					The total cost under the Sponsored Study Agreement shall not exceed $81,474 which is payable in two equal installments of $40,737 upon execution of the Sponsored Study Agreement and $40,737 upon completion of the project with an estimated project timeline of nine months. The Company paid $40,737 on January 13, 2021 which was recorded in prepaid expense to be amortized over the nine-month period. Currently, the project has not been completed due to the delays cause by the Covid-19 pandemic. The Company recognized amortization expense of $4,526 and $40,737 during the three and nine months ended September 30, 2021, respectively.
Sublicense amount paid			$ 342,850
Sponsored research agreement, description															The Company paid the first payment of $40,000 pursuant to the payment schedule on the Sponsored Research Agreement on June 15, 2021 and another $40,000 on September 9, 2021 which were recorded to prepaid expense and other current assets – current to be amortized over the two-year period. The Company recognized amortization expense of $42,856 and $49,999 during the three and nine months ended September 30, 2021, respectively.
Company paid cash		$ 92,095
Payment of university															$ 5,000
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Company paid cash	$ 5,000
Master Lincense Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Upfront license fees															1,900,000
Sublicense Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Deferred revenue – current portion														3,353	3,353
Revenue long term portion amounts														44,972	$ 44,972
JV Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Pursuant terms, description															(A) the Company shall contribute (1) $225,000 and (2) its expertise and the expertise of its science advisory board and (B) ZTI shall contribute (1) certain rights to certain of its patented technology as set forth in the JV Agreement, (2) a license to the know-how and trade secrets with respect to its Z-pod™ technology for the loading and release of ketamine, (3) ketamine to be used for clinical purposes, (4) reasonable use of its facilities and permits and (5) its expertise and know-how. Pursuant to the JV Agreement, 51% of the interest in the Joint Venture shall initially be owned by the Company and 49% of the interest in the Joint Venture shall initially be owned by ZTI, subject to adjustment in the event of additional contributions by either party. Notwithstanding the foregoing, in no event shall either party own more than 60% of the interest in the Joint Venture.
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Salary was increased																		$ 120,000
Minimum [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Salary was increased																		120,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Salary was increased																		180,000
Maximum [Member] | Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Salary was increased																		$ 180,000
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Number of voting shares (in Shares) | shares						20,000
Sublicense Agreement [Member]
Commitments and Contingencies (Details) [Line Items]
Sublicense agreement amount paid							$ 12,500
Sublicense income, percentage							25.00%
Recognized amortization expenses														$ 210	$ 419